Pension Benefits - Summary of Pension benefit expense recognized in profit or loss, defined benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Amounts recognized in net income (loss) were as follows:
Net interest cost	$ 11.6	$ 17.0	$ 17.3
Defined benefit costs recognized	12.0	12.8	12.9
Pension Benefits [Member]
Amounts recognized in net income (loss) were as follows:
Current service cost	20.8	20.0	23.0
Net interest cost	3.6	7.6	8.4
Defined benefit costs recognized	24.4	27.6	31.4
Pension Benefits [Member] | Cost of sales [member]
Amounts recognized in net income (loss) were as follows:
Defined benefit costs recognized	18.8	18.0	20.6
Pension Benefits [Member] | Administrative and Selling Expense [Member]
Amounts recognized in net income (loss) were as follows:
Defined benefit costs recognized	2.0	2.0	2.4
Pension Benefits [Member] | Interest on Pension Liability [Member]
Amounts recognized in net income (loss) were as follows:
Defined benefit costs recognized	$ 3.6	$ 7.6	$ 8.4